Total Assets in ABS by Originator			Assets that were Subject of Demand			Assets that were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Dem and Rejected

#	$	% of Principal Bal	#	$	% of Principal Bal	#	$	% of Principal Bal	#	$	% of Principal Bal	#	$	% of Principal Bal	#	$	% of Principal Bal	#	$	% of Principal Bal

5111	$82,184,916.81	100%	-	$-	0%	-	$-	0%	-	$-	0%	-	$-	0%	-	$-	0%	-	$-	0%
1043	$21,912,701.55	100%	-	$-	0%	-	$-	0%	-	$-	0%	-	$-	0%	-	$-	0%	-	$-	0%
2591	$26,087,109.92	100%	-	$-	0%	-	$-	0%	-	$-	0%	-	$-	0%	-	$-	0%	-	$-	0%
2482	$32,588,979.91	100%	-	$-	0%	-	$-	0%	-	$-	0%	-	$-	0%	-	$-	0%	-	$-	0%
4206	$56,434,822.33	100%	-	$-	0%	-	$-	0%	-	$-	0%	-	$-	0%	-	$-	0%	-	$-	0%
5694	$99,264,649.39	100%	-	$-	0%	-	$-	0%	-	$-	0%	-	$-	0%	-	$-	0%	-	$-	0%
6908	$126,217,510.52	100%	-	$-	0%	-	$-	0%	-	$-	0%	-	$-	0%	-	$-	0%	-	$-	0%
8587	$166,687,762.36	100%	-	$-	0%	-	$-	0%	-	$-	0%	-	$-	0%	-	$-	0%	-	$-	0%
12120	$241,626,616.43	100%	-	$-	0%	-	$-	0%	-	$-	0%	-	$-	0%	-	$-	0%	-	$-	0%

48742	$853,005,069.22		-	$-		-	$-		-	$-		-	$-		-	$-		-	$-